Borrowings - Term Loan B (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Mar. 29, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Outstanding Amount		$ 1,216,400		$ 1,077,687
Annual weighted average interest rate		6.94%		6.45%
Purchase price		$ 177,948
Term Loan B
Debt Instrument [Line Items]
Debt Instrument Issuance Date		Jun. 18, 2015
Line of credit facility maximum borrowing capacity		$ 205,000
Maturity date		Jun. 18, 2020
Repayment frequency		quarterly
Debt Instrument, Periodic Payment, Percentage of Initial Principal Amount		0.25%
Initiation date		Sep. 18, 2015
Variable rate basis		LIBOR plus 4.50%
Interest rate percentage		4.50%
Outstanding Amount		$ 197,824		$ 0
Shinyo Kieran | Subsequent Event
Debt Instrument [Line Items]
Purchase price	$ 87,500
Shinyo Saowalak | Subsequent Event
Debt Instrument [Line Items]
Purchase price	79,500
Nave Celeste | Subsequent Event
Debt Instrument [Line Items]
Purchase price	28,000
Nave Galactic
Debt Instrument [Line Items]
Sale price			$ 44,500
Nave Galactic | Subsequent Event
Debt Instrument [Line Items]
Purchase price	43,750
Nave Orbit | Subsequent Event
Debt Instrument [Line Items]
Sale price	18,000
Nave Equator | Subsequent Event
Debt Instrument [Line Items]
Sale price	18,000
Nave Buena Suerte | Subsequent Event
Debt Instrument [Line Items]
Sale price	51,250
Nave Ariadne | Subsequent Event
Debt Instrument [Line Items]
Sale price	16,000
Nave Cielo | Subsequent Event
Debt Instrument [Line Items]
Sale price	16,000
Nave Atropos | Subsequent Event
Debt Instrument [Line Items]
Sale price	30,750
Nave Pulsar | Subsequent Event
Debt Instrument [Line Items]
Sale price	15,750
Nave Equinox | Subsequent Event
Debt Instrument [Line Items]
Sale price	15,750
Nave Pyxis | Subsequent Event
Debt Instrument [Line Items]
Sale price	28,500
Bougainville | Subsequent Event
Debt Instrument [Line Items]
Sale price	$ 27,000